Plant and equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of plant and equipment

	Computer	Furniture and fittings	Office equipment	Renovation	Right of use asset	Total
	S$	S$	S$	S$	S$	S$
Cost
At January 1, 2024	96,232	13,917	6,247	102,750	274,984	494,130
Disposals	(1,012)	(13,917)	-	-	-	(14,929)
Written-off	-	-	(6,247)	(102,750)	-	(108,997)
At December 31, 2024	95,220	-	-	-	274,984	370,204
Additions	5,531	9,555	7,520	8,544	54,632	85,782
At June 30, 2025	100,751	9,555	7,520	8,544	329,616	455,986

Accumulated depreciation
At January 1, 2024	91,815	8,074	5,317	43,723	224,756	373,685
Depreciation	4,146	689	103	6,559	44,257	55,754
Disposals	(814)	(8,763)	-	-	-	(9,577)
Written-off	-	-	(5,420)	(50,282)	-	(55,702)
At December 31, 2024	95,147	-	-	-	269,013	364,160
Depreciation	393	6,874	547	267	8,528	16,609
At June 30, 2025	95,540	6,874	547	267	277,541	380,769

Carrying amount
At June 30, 2025 (Unaudited)	5,211	2,681	6,973	8,277	52,075	75,217
At December 31, 2024 (Audited)	73	-	-	-	5,971	6,044

	Computers	Furniture and fittings	Office equipments	Renovation	Right of use asset	Total
	S$	S$	S$	S$	S$	S$
Cost
At January 1, 2023	98,561	13,917	6,247	102,750	208,529	430,004
Additions	2,145	-	-	-	66,455	68,600
Written-off	(4,474)	-	-	-	-	(4,474)
At December 31, 2023	96,232	13,917	6,247	102,750	274,984	494,130
Disposals	(1,012)	(13,917)	-	-	-	(14,929)
Written-off	-	-	(6,247)	(102,750)	-	(108,997)
At December 31, 2024	95,220	-	-	-	274,984	370,204

Accumulated depreciation
At January 1, 2023	80,002	5,318	4,903	17,489	61,067	168,779
Depreciation	14,556	2,756	414	26,234	163,689	207,649
Written-off	(2,743)	-	-	-	-	(2,743)
At December 31, 2023	91,815	8,074	5,317	43,723	224,756	373,685
Depreciation	4,146	689	103	6,559	44,257	55,754
Disposals	(814)	(8,763)	-	-	-	(9,577)
Written-off	-	-	(5,420)	(50,282)	-	(55,702)
At December 31, 2024	95,147	-	-	-	269,013	364,160

Carrying amount
At December 31, 2024	73	-	-	-	5,971	6,044
At December 31, 2023	4,417	5,843	930	59,027	50,228	120,445

Schedule of cash outflow for leases
	2024	2023
	S$	S$

Expense relating to short-term leases	94,871	62,021

Total cash outflow for leases	150,637	225,192

Schedule of potential exposures to these future lease payments

The potential exposures to these future lease payments for extension options in which the Group is not reasonably certain to exercise is summarized below:

		Potential future		Potential future
		lease payments not		lease payments not
		included in		included in
	Lease liabilities	lease liabilities	Lease liabilities	lease liabilities
	recognised as at	(undiscounted)	recognised as at	(undiscounted)
	2024	2024	2023	2023
	S$	S$	S$	S$

Office – Singapore	-	-	32,403	261,494